Investments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of short-term investments
	As of June 30, 2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Unaudited)
Cash and cash equivalents
Money market funds	$6,189	$—	$—	$6,189
Treasury bills	498	—	—	498
Total	6,687	—	—	6,687

Marketable securities
Corporate bond	21,946	—	(212)	21,734
Agency bond	11,725	23	(50)	11,698
Treasury bills	4,992	—	(5)	4,987
US Government	10,172	5	(44)	10,133
Municipality	2,125	—	(3)	2,122
Commercial paper	4,592	—	—	4,592
Total	$55,552	$28	$(314)	$55,266

Short term deposit	18,394	—	—	18,394
Total	$18,394	$—	$—	$18,394

	As of December 31, 2021
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Audited)
Short term deposits	35,592	—	—	35,592
Total	$35,592	$—	$—	$35,592

Schedule of company’s marketable securities by contractual maturities
June 30, 2022
(Unaudited)
Due in 1 year or less	$32,435
Due in 1 year through 2 years	22,831
Total	$55,266